Property, equipment and software, net - Summary of property, equipment and software, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 27,645	¥ 15,580
Less: accumulated depreciation - Furniture, electronic equipment and vehicles	(3,502)	(3,283)
accumulated amortization - Software	(3,435)	(661)
accumulated amortization - Leasehold improvement	(348)
Property, equipment and software, net	20,360	11,636
Furniture and electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and software	5,398	4,304
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software	425	426
Software
Property, Plant and Equipment [Line Items]
Total property, equipment and software	18,948	10,850
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 2,874	¥ 0